Share Capital (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of number and weighted average exercise prices of warrants [Table Text Block]
			Weighted
	Number		Average
	of Warrants		Exercise Price

Balance – September 1, 2015	3,478,485	(1)	$0.490
Issued pursuant to equity offerings (Note 12b(ii) (iii) (iv))	12,350,000		0.164
Issued pursuant to Accommodation Agreement (note 7a)	10,000		0.230
Exercised	(125,000)		0.150

Balance – August 31, 2016	15,713,485	(1)	0.237
Exercised	(2,275,000)		0.150
Expired	(3,448,485)		0.490

Balance – August 31, 2017	9,990,000	(1)	0.169
Issued pursuant to equity offerings (Note 12b(ix) (xi))	6,550,000		0.135
Expired	(9,960,000)		0.168

Balance – August 31, 2018	6,580,000	(1)	$0.136

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
	Number	Average
	of Options	Exercise Price

Balance – September 1, 2015	9,775,000	$1.56
Granted	2,140,000	0.16
Expired	(1,125,000)	4.46
Forfeited	(150,000)	2.13

Balance – August 31, 2016	10,640,000	0.96
Granted	3,180,000	0.17
Expired	(3,075,000)	2.15
Forfeited	(410,000)	0.86

Balance – August 31, 2017	10,335,000	0.37
Granted	2,345,000	0.12
Exercised	(50,000)	0.11
Expired	(1,215,000)	0.91
Forfeited	(70,000)	0.44

Balance – August 31, 2018	11,345,000	$0.26

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	August 31,	August 31,	August 31,
	2018	2017	2016

Exercise price	$0.12	$0.17	$0.16
Closing market price on day preceding date of grant	$0.12	$0.17	$0.16
Risk-free interest rate	1.88%	0.75%	0.53%
Expected life (years)	3.1	3.0	3.5
Expected volatility	59%	77%	71%
Expected dividend yield	nil	nil	nil
Grant date fair value	$0.05	$0.08	$0.08
Forfeiture rate	15%	16%	16%

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
			Weighted Average
	Number of Options		Remaining
Exercise Price Range	Outstanding	Exercisable	Contractual Life

$0.60 - $0.84	1,035,000	1,035,000	0.5 years
$0.40 - $0.59	1,140,000	1,117,500	0.7 years
$0.30 - $0.39	585,000	438,750	1.7 years
$0.20 - $0.29	1,770,000	1,488,750	1.8 years
$0.11 - $0.19	6,815,000	3,736,250	2.2 years

	11,345,000	7,816,250

Disclosure of number and weighted average exercise prices of brokers compensation warrants [Table Text Block]
	Number of	Weighted
	Compensation	Average
	Warrants	Exercise Price

Balance – September1, 2015	1,732,612	$0.45	(1)
Issued pursuant to equity offerings (Note 12b(ii)(iii)(iv))	840,000	0.13
Exercised	(360,000)	0.13

Balance – August 31, 2016	2,212,612	0.38	(1)
Issued pursuant to equity offerings (Note 12b(v)(vi)(vii)(viii))	812,727	0.18
Expired	(1,732,612)	0.44

Balance – August 31, 2017	1,292,727	0.16
Issued pursuant to equity offering (note 12b(ix)(x))	420,000	0.15
Exercised	(300,000)	0.11
Expired	(180,000)	0.18

Balance – August 31, 2018	1,232,727	$0.17